Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0001489393
Registrant Name	LyondellBasell Industries N.V.
Registration File Number	333-283755
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES